Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Operating lease cost	$7,625	$13,949	$15,824
Short-term lease cost	4,776	2,631	3,675
Variable lease cost	5,287	5,348	—
Total lease cost	$17,688	$21,928	$19,499

Schedule of other information related to leases

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	$(8,948)	$(12,877)	$(12,246)
Operating lease assets obtained in exchange for operating lease liabilities	$65,459	$19,728	$1,378

Schedule of maturities of lease liabilities under operating leases

Year Ended December 31,	(In US$ thousands)
2024	$13,374
2025	12,786
2026	11,399
2027	3,174
2028	2,402
Thereafter	25,028
Total future payments for recognized leasing assets	68,163
Less: leases not yet commenced	—
Less: imputed interest	14,918
Total lease liabilities	$53,245